Consolidated Statements Of Cash Flows - USD ($)	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 46,780	$ 1,018,485	$ 247,884
Adjustment to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	307,283	226,510	99,237
Depreciation of property and equipment under finance lease	62,485	104,134	49,382
Amortization of operating lease right-of-use assets and interest of lease liabilities	119,725	39,603	31,619
Change in cash surrender value on investment in insurance policy	22,297
Loss on disposal of property and equipment		13,281	5,869
(Reversal of) provision for allowance for expected credit losses	(12,450)	80,633	14,878
Changes in assets and liabilities:
Contract receivable, net	(503,580)	(1,780,681)	(340,673)
Contract receivable – a related party, net		136,694	(136,086)
Retention receivable, net	(638,287)	(651,486)	(212,831)
Retention receivable – a related party, net	153,297	(82,442)	(71,057)
Contract assets, net	(375,220)	58,094	84,869
Contract assets – a related party, net		135,567	(134,964)
Prepayment, deposits and other receivables, net	(24,041)	(32,386)	(21,151)
Accounts payable	1,858	442,938	194,320
Accrued liabilities and other payables	165,842	138,961	66,987
Contract liabilities	(396,320)	61,884	17,589
Contract liabilities– a related party		318,112
Amount due from a shareholder		162,725	140,244
Amount due to a shareholder		910
Income tax payable	(169,979)	127,532	2,950
Deferred tax liabilities, net	(23,549)	43,847	42,038
Operating lease liabilities	(106,041)	(33,465)	(27,480)
Net cash (used in) provided by operating activities	(1,369,900)	529,450	53,624
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(75,354)	(659,985)	(287,965)
Investment in life insurance policy	(99,098)
Net cash used in investing activities	(174,452)	(659,985)	(287,965)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from bank loans	746,898	321,085	690,458
Proceeds from other loans	897,792	179,808
Repayment of bank loans	(141,035)	(159,152)	(35,481)
Repayment of other loans	(930,560)
Advances from a shareholder	2,044,713
Repayment to a shareholder	(836,462)
Principal payments of finance lease liabilities	(131,200)	(263,314)	(145,308)
Deferred offering costs	(374,983)
Net cash provided by financing activities	1,275,163	78,427	509,669
Net (decrease) increase in cash and cash equivalents	(269,189)	(52,108)	275,328
Effect of foreign currency translation on cash and cash equivalents	(10,203)	(6,030)	(1,212)
Cash and cash equivalents, beginning of year	288,590	346,728	72,612
Cash and cash equivalents, end of year	9,198	288,590	346,728
Supplementary cash flow information:
Income tax paid	(204,017)
Interest paid	(142,806)	(122,383)	(66,175)
Interest received	27	196	12
Supplemental non-cash information:
Property and equipment under finance lease obtained in exchange for finance lease liabilities		148,579	414,155
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$ 244,586	$ 34,623	$ 102,754